Balance Sheet Details	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

5.   Balance Sheet Details

Inventory consists of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$—	$1,835
Work in process	—	12
Finished goods	—	89
Total	$—	$1,936

As noted in Note 2, the current economic environment along with the shift in business resulted in Obalon reclassifying inventory to other current and long term assets as Obalon has no intention to sell these assets but instead plans to use them for clinical trials. Additionally, Obalon recorded an impairment charge of $0.1 million for the year ended December 31, 2020 related to certain excess inventory.

Other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses	$599	$1,890
Insurance receivable	3,150	—
Other assets	181	69
Total	$3,930	$1,959

Property and equipment, net consist of the following (in thousands):

	December 31,
	2020	2019
Computer hardware	$261	$263
Computer software	274	291
Leasehold improvements	427	497
Furniture and fixtures	179	247
Scientific equipment	2,013	1,999
Construction in progress, or CIP	407	110
	3,561	3,407
Less: accumulated depreciation	(2,604)	(2,326)
Total	$957	$1,081

Depreciation expense was  $0.3 million and $0.4 million for the year ended December 31, 2020 and 2019, respectively. As noted in Note 2, the current economic environment along with the shift in business focus is an impairment triggering event for the other long-lived assets. This resulted in impairment and other charges of $1.3 million for the year ended December 31, 2020. Based upon Obalon's analysis, no other asset impairment charge was recorded.

Other current liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Accrued legal and professional fees	$529	$412
Accrued customer incentives	—	198
Accrued litigation	3,150	—
Accrued sales and other taxes	—	107
Returns reserve liability	—	315
Other accrued expenses	123	492
Total	$3,802	$1,524

Insurance Refund

During the year ended December 31, 2020, Obalon received a refund pertaining to its Directors and Officer's Insurance for reimbursement of approximately $0.6 million. The refund related to excess charges regarding past insurance premiums. The full amount of the refund of $0.6 million was received during the year ended December 31, 2020 and was recorded as an offset to Obalon's insurance expenses within selling, general and administrative expenses on Obalon's consolidated statement of operations.